RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Record Street Brewing Co [Member]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

For the nine months ended September 30, 2017 the Company has identified the following material related party transactions.

The Company borrowed $4,400 and $3,670 from shareholders Jesse Corletto and Patrick Ogle respectively. These loans, which are payable on demand, were made on an informal basis and are not accruing interest.

The Company entered into a sublease with 324 E. 4th Street LLC, which is controlled by the controlling shareholders of the Company, on October 1, 2016. The Company expensed $51,750 for the nine months ended September 30, 2017 in accordance with this agreement. 324 E. 4th Street LLC has forgiven $27,450 of this expense and the Company has included this amount as additional paid-in capital. This lease terminates on December 31, 2018. 324 E. 4th Street LLC intends to purchase the building at which time they will extend a lease with the same terms which will allow The Company to continuously occupy the building. The Company intends to extend the lease at the same terms. 324 E. 4th Street LLC has agreed to forgive the expense through the date of the purchase of the property and Record Street has included this amount as additional paid-in capital in future periods.

The Company entered into a sublease with 401 E. 4th Street LLC, which is controlled by the controlling shareholders of the Company, on February 17, 2016. This lease terminates February 28, 2018 and calls for rent of $1,000 per month to be paid. The Company expensed $9,000 for the nine months ended September 30, 2017 in accordance with this agreement. 401 E. 4th Street LLC has forgiven the expense and the Company has included this amount as additional paid-in capital. 401 E. 4th Street LLC has agreed to forgive the expense in future periods through the termination of the lease and the Company has included this amount as additional paid-in capital in future periods.

NOTE 4 – RELATED PARTY TRANSACTIONS

In 2015 the Company issued 2,000 founders’ shares to Jesse Corletto and 2,000 founders’ shares to Patrick Ogle. The shares were valued at par, $0.001. The Company also borrowed $100 from Patrick Ogle to fund the opening of a bank account.

In 2016 the Company has identified the following material related party transactions:

During the course of 2016, the Company borrowed $32,200 and $24,811 from shareholders Jesse Corletto and Patrick Ogle, respectively. These unsecured loans were made on an informal basis payable on demand and are not accruing interest.

Ian Madan became a shareholder in the Company on January 29, 2016 with a $100,000 investment in exchange for 2,000 shares.

Michael Madan became a shareholder in the Company on January 29, 2016 with a $50,000 investment in exchange for 500 shares. The Company borrowed $75,000 from Michael Madan on January 5, 2016 and repaid the principal without interest on February 1, 2016. The Company entered into a $100,000 unsecured bridge loan with Michael Madan on May 2, 2016 at an interest rate of 18% and with a maturity date of October 31, 2016. The accrued interest on this bridge loan as of December 31, 2016 was $12,000. The Company also borrowed $2,800 on an unsecured, informal basis payable on demand from shareholder Michael Madan in 2016, this sum is not accruing interest.

The Company borrowed $10,000 from Terie Ogle, the mother of shareholder Patrick Ogle, on December 26, 2016. This unsecured loan was made on an informal basis payable on demand and is not accruing interest.

The Company entered into a sublease with 324 E. 4th Street LLC, which is controlled by the controlling shareholders of the Company, on October 1, 2016. The lease calls for rent to be paid of $5,750 per month. The Company expensed $17,250 in 2016 in accordance with this agreement. 324 E. 4th Street LLC has forgiven the expense and the Company has included this amount as additional paid-in capital. This lease terminates on December 31, 2018. 324 E. 4th Street LLC intends to purchase the building at which time they will extend a lease with the same terms which will allow The Company to continuously occupy the building. The Company intends to extend the lease at the same terms. 324 E. 4th Street has agreed to forgive the expense through the purchase of the property and Record Street has included this amount as additional paid-in capital in future periods.

The Company entered into a sublease with 401 E. 4th Street LLC, which is controlled by controlling shareholders of the Company, on February 17, 2016. This lease terminates February 28, 2018 and calls for rent of $1,000 per month to be paid. The Company expensed $10,000 in 2016 in accordance with this agreement. 401 E. 4th Street LLC has forgiven the expense and the Company has included this amount as additional paid-in capital. 401 E. 4th Street LLC has agreed to forgive the expense in future periods through the termination of the lease and the Company has included this amount as additional paid-in capital in future periods.